Employee benefits (post-employment) (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of net defined benefit liability (asset) [abstract]
The following table summarizes the Company's obligation recognized in the statement of financial position, net of plan assets (when applicable), at present value, revised annually by independent actuary:

The following table summarizes the Company's obligation recognized in the statement of financial position, net of plan assets (when applicable), at present value, revised annually by independent actuary:

	06.30.2021	12.31.2020
Liabilities
Health Insurance Plan	5,682	5,356
Petros Pension Plan - Renegotiated (PPSP-R) (*)	4,588	6,016
Petros Pension Plan - Non-renegotiated (PPSP-NR) (*)	1,243	1,621
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pré 70)	1,105	1,508
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pré 70)	731	1,075
Petros 2 Pension Plan (PP2)	535	477
Other plans	15	16
Total	13,899	16,069
Current	969	1,549
Non-current	12,930	14,520
(*)	In 2020, it includes obligations with contribution for the revision of the lump sum death benefit

Changes in the actuarial liabilities recognized in the statement of financial position:

Changes in the actuarial liabilities recognized in the statement of financial position:

	Pension Plans				Health Insurance Plan
Changes in the net actuarial liability	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	Other plans		Total
Balance as of January 1, 2021	7,524	2,696	477	5,356	16	16,069
Recognized in the Statement of Income	248	87	37	265	1	638
Past service cost	(1)	−	−	−	−	(1)
Present value of obligation	(730)	(33)	−	−	−	(763)
Plan assets transferred to PP-3	496	22	−	−	−	518
Sponsor contribution for PP-3	233	11	−	−	−	244
Current service cost	5	−	20	83	−	108
Net interest	226	82	17	182	1	508
Interest on the obligations with contribution for the revision of the lump sum death benefit	18	5	-	-	-	23
Recognized in Equity - other comprehensive income	(1,369)	(352)	−	−	2	(1,719)
Remeasurement effects recognized in other comprehensive income	(1,369)	(352)	−	−	2	(1,719)
Cash effects	(965)	(539)	−	(159)	−	(1,663)
Contributions paid	(134)	(41)	−	(159)	−	(334)
Payments of obligations with contribution for the revision of the lump sum death benefit	(341)	(102)	−	−	−	(443)
Payments related to Term of financial commitment (TFC)	(490)	(396)	−	−	−	(886)
Other changes	255	82	21	220	(4)	574
Others	−	−	−	−	(1)	(1)
Cumulative Translation Adjustment	255	82	21	220	(3)	575
Balance of actuarial liability as of June 30, 2021	5,693	1,974	535	5,682	15	13,899
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**)	On June 30, 2021, the Company prepaid the remaining balance of US$ 447.

			Pension Plans	Health Insurance Plan	Other plans	Total
Changes in the net actuarial liability	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2
Balance as of January 1, 2020	10,231	3,264	989	11,986	24	26,494
Recognized in the Statement of Income	84	40	131	(1,672)	2	(1,415)
Costs incurred in the period	(298)	(93)	64	(2,348)	−	(2,675)
Service cost	382	133	67	676	2	1,260
Recognized in Equity - other comprehensive income	(344)	285	(391)	(1,957)	(8)	(2,415)
Remeasurement effects recognized in other comprehensive income	(344)	285	(391)	(1,957)	(8)	(2,415)
Cash effects	(474)	(265)	−	(308)	(1)	(1,048)
Contributions paid	(255)	(80)	−	(308)	(1)	(644)
Payments related to Term of financial commitment (TFC)	(219)	(185)	−	−	−	(404)
Other changes	(2,300)	(726)	(252)	(2,693)	(3)	(5,974)
Others	−	−	−	−	2	2
Cumulative Translation Adjustment	(2,300)	(726)	(252)	(2,693)	(5)	(5,976)
Balance of actuarial liability as of December 31,	7,197	2,598	477	5,356	14	15,642
Obligations with contribution for the revision of the lump sum death benefit	315	99	−	−	−	414
Cumulative Translation Adjustment	12	(1)	−	−	2	13
Total obligation for pension and medical benefits as of December 31, 2020	7,524	2,696	477	5,356	16	16,069
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Pension and medical benefit expenses, net recognized in the statement of income are set out as follows:

Pension and medical benefit expenses, net recognized in the statement of income are set out as follows:

		Pension Plans
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	Health Insurance Plan	Other Plans	Total
Related to active employees	27	4	30	138	-	199
Related to retired employees	203	78	7	127	1	416
Obligations with contribution for the revision of the lump sum death benefit	18	5	-	-	-	23
Net costs for Jan-Jun/2021	248	87	37	265	1	638
Net costs for Jan-Jun/2020	204	85	77	449	2	817
Related to active employees	14	2	15	71	-	102
Related to retired employees	102	39	4	64	1	210
Obligations with contribution for the revision of the lump sum death benefit	8	3	-	-	-	11
Net costs for Apr-Jun/2021	124	44	19	135	1	323
Net costs for Apr-Jun/2020	69	43	47	212	2	373

The table below presents the reconciliation of the surplus of Petros Plan registered by Petros Foundation as of December 31, 2020

The table below presents the reconciliation of the surplus of Petros Plan registered by Petros Foundation as of December 31, 2020 with the net actuarial liability registered by the Company:

	PPSP-R	PPSP-NR
Surplus registered by Petros	(186)	(103)
Financial assumptions	3,673	1,122
Ordinary and extraordinary sponsor contributions	2,655	766
Changes in fair value of plan assets (*)	2,067	919
Others (including Actuarial valuation method)	(1,012)	(106)
Net actuarial liability registered by the Company	7,197	2,598
(*)	It includes balance of accounts receivable arising from the Term of Financial Commitment - TFC signed with Petrobras, which Petros recognizes as equity.